Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill by segment
Goodwill	$ 1,107,006	$ 555,220	$ 167,245	$ 8,568
Crude oil logistics
Goodwill by segment
Goodwill	606,383	246,345
Water solutions
Goodwill by segment
Goodwill	262,203	109,470
Liquids
Goodwill by segment
Goodwill	90,135	87,136
Retail propane
Goodwill by segment
Goodwill	114,285	112,269
Refined products
Goodwill by segment
Goodwill	22,000
Renewables
Goodwill by segment
Goodwill	$ 12,000